Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

Note 8 – DERIVATIVE FINANCIAL INSTRUMENTS

At June 30, 2020, the Company had convertible notes outstanding that are convertible into shares of common stock of the Company at the option of the holder at price per share discounts of 39% to 50% of the Company’s common stock market price, as defined in the note agreements. As the ultimate determination of shares to be issued upon conversion of these notes could exceed the current number of available authorized shares, the Company determined that the conversion features of the convertible notes were not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as derivative liabilities. Accordingly, the conversion features of the notes were separated from the host contracts (i.e. the notes) and characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At December 31, 2019, the balance of the derivative liabilities was $400. During the six months ended June 30, 2020, the Company recorded additions of $462 related to the conversion features of notes issued during the period (see Note 7), recorded a gain on extinguishment of $286 upon pay-off of a related convertible note payable, and a decrease in fair value of derivatives of $283. At June 30, 2020, the balance of the derivative liabilities was $293.

The derivative liabilities were valued at the following dates using a probability weighted Black-Scholes-Merton model with the following assumptions:

	June 30, 2020	December 31, 2019
Conversion feature:
Risk-free interest rate	0.17%	1.8%
Expected volatility	264%	222%
Expected life (in years)	1 year	1 year
Expected dividend yield	-	-

Fair Value:	-	-
Conversion feature	$293	$400

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The expected volatility is based on the historical volatility of the Company’s stock. The expected life of the conversion feature of the notes was based on the remaining terms of the related notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

Note 8 – DERIVATIVE FINANCIAL INSTRUMENTS

During 2019, the Company had convertible promissory notes outstanding that are convertible into shares of common stock of the Company at the option of the holder at price per share discounts ranging from 39% to 40% of the Company’s common stock market price, as defined in the note agreements. As the ultimate determination of shares to be issued upon conversion of these notes could exceed the current number of available authorized shares, the Company determined that the conversion features of the convertible notes were not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as derivative liabilities. Accordingly, the conversion features of the notes were separated from the host contracts (i.e. the notes) and characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At December 31, 2018, there was no balance of derivative liabilities. During the year ended December 31, 2019, the Company recorded additions of $565,195 related to the conversion features of notes issued during the period (see Note 7), and a decrease in fair value of derivatives of ($19,491). In addition, the Company recorded a decrease in derivative liability of ($145,565) related to derivative liabilities that were extinguished when the related convertible note payable was paid off (see Note 7). At December 31, 2019, the balance of the derivative liabilities was $400,139.

The derivative liabilities were valued at the following dates using a probability weighted Black-Scholes-Merton model with the following assumptions:

	December 31, 2019	October 2019 (dates of inception)
Conversion feature:
Risk-free interest rate	1.77%	1.75%
Expected volatility	222%	223%
Expected life (in years)	1 year	1 year
Expected dividend yield	-	-

Fair Value:
Conversion feature	$400,139	$565,195

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The expected volatility is based on the historical volatility of the Company’s stock. The expected life of the conversion feature of the notes was based on the remaining terms of the related notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.